Income Taxes - Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate - Graphite Bio, Inc. (Details) - Graphite Bio, Inc.	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IncomeTaxesTable [Line Items]
Federal statutory income tax rate ate	21.00%	21.00%
State taxes	1.01%	1.10%
Others	(0.06%)	(0.69%)
Research and development credits	1.00%	1.11%
Transaction costs	(0.0101)	0
Lease Modification	0.0327	0
Interest expense	0.00%	0.00%
Stock-based compensation	(1.52%)	(0.97%)
Change in valuation allowance	(23.69%)	(21.55%)
Provision for taxes	0.00%	0.00%